EMPLOYEE FUTURE BENEFITS (Details 2) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012
Fair value of plan assets at end of period	199.9	233.0	231.9
Pension Plans, Defined Benefit [Member]
Projected benefit obligation at end of period	317.2	386.5	393.9
Fair value of plan assets at end of period	199.9	233.0	231.9
Funded status	(117.3)	(153.5)	(162.0)
Pension Plans, Defined Benefit [Member] | Other Assets In Balance Sheets [Member]
Funded status	0.1	0.2	0.2
Pension Plans, Defined Benefit [Member] | Accounts Payable and Accrued Liabilities [Member]
Funded status	(8.2)	(7.4)	(7.3)
Pension Plans, Defined Benefit [Member] | Employee Future Benefits [Member]
Funded status	(109.2)	(146.3)	(154.9)
Other Benefit Plans [Member]
Projected benefit obligation at end of period	151.8	149.2	150.8
Fair value of plan assets at end of period	0	0	0
Funded status	(151.8)	(149.2)	(150.8)
Other Benefit Plans [Member] | Other Assets In Balance Sheets [Member]
Funded status	0	0	0
Other Benefit Plans [Member] | Accounts Payable and Accrued Liabilities [Member]
Funded status	(6.1)	(5.8)	(5.3)
Other Benefit Plans [Member] | Employee Future Benefits [Member]
Funded status	(145.7)	(143.4)	(145.5)